Recent Accounting Pronouncements and Changes to Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Disclosure of Initial Application of Standards or Interpretations	The impacts on the Company’s consolidated financial statements were as follows:
Consolidated Statements of Financial Position

	December 31, 2023 (as previously stated)	Increase (Decrease)	December 31, 2023 (revised)	January 1, 2023 (as previously stated)	Increase (Decrease)	January 1, 2023 (revised)
	$	$	$	$	$	$
Non-current assets
Goodwill: Canada	359.5	(65.7)	293.8	359.5	(65.7)	293.8
United States	1,452.4	(136.4)	1,316.0	1,408.0	(139.6)	1,268.4
Global	572.1	(108.3)	463.8	578.9	(108.5)	470.4
Total Goodwill	2,384.0	(310.4)	2,073.6	2,346.4	(313.8)	2,032.6
Total assets	6,076.7	(310.4)	5,766.3	5,652.9	(313.8)	5,339.1

Current liabilities
Trade and other payables	818.5	23.9	842.4	755.7	29.1	784.8
Long-term debt	146.7	(22.7)	124.0	52.2	(29.0)	23.2
Non-current liabilities
Long-term debt	982.3	(8.1)	974.2	1,183.6	(26.5)	1,157.1
Deferred tax liabilities	24.4	2.0	26.4	28.2	6.8	35.0
Total liabilities	3,320.1	(4.9)	3,315.2	3,366.9	(19.6)	3,347.3

Total shareholders' equity	2,756.6	(305.5)	2,451.1	2,286.0	(294.2)	1,991.8
Total liabilities and equity	6,076.7	(310.4)	5,766.3	5,652.9	(313.8)	5,339.1

Consolidated Statements of Income

	2023 (as previously stated)	Increase (Decrease)	2023 (revised)
	$	$	$
Administrative and marketing expenses	1,945.8	19.5	1,965.3
Income before income taxes	427.2	(19.5)	407.7
Deferred income taxes	(45.6)	(4.8)	(50.4)
Net income	331.2	(14.7)	316.5
Earnings per share, basic and diluted	2.98	(0.13)	2.85
Consolidated Statements of Comprehensive Income

	2023 (as previously stated)	Increase (Decrease)	2023 (revised)
	$	$	$
Exchange differences on translation of foreign operations	(64.0)	3.4	(60.6)
Other comprehensive income (loss), net of tax	(50.9)	3.4	(47.5)
Total comprehensive income, net of tax	280.3	(11.3)	269.0

Consolidated Statements of Cash Flows

	2023 (as previously stated)	Increase (Decrease)	2023 (revised)
	$	$	$
Net income	331.2	(14.7)	316.5
Deferred income taxes	(45.6)	(4.8)	(50.4)
Trade and other payables and other accruals	(54.4)	(5.2)	(59.6)
Net cash flows from operating activities	544.7	(24.7)	520.0
Repayment of notes payable and other financing obligations	(52.4)	24.7	(27.7)
Net cash flows used in financing activities	(134.0)	24.7	(109.3)